UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225
                                                      --------

                        Oppenheimer Quest for Value Funds
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--67.0%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Yum! Brands, Inc.                                                                  2,300,000   $    78,568,000
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.6%
Centex Corp.                                                                       2,200,000        61,116,000
---------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. 1                                                                4,175,000        72,018,750
---------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                                              2,100,000        43,260,000
---------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc. 1                                                                2,340,000        38,235,600
                                                                                               ----------------
                                                                                                   214,630,350
---------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.7%
Family Dollar Stores, Inc.                                                         3,860,000        81,175,800
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
PetSmart, Inc.                                                                     3,300,000        75,471,000
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.1%
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.1%
Sysco Corp.                                                                        2,500,000        72,625,000
---------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                              2,347,000       119,415,360
                                                                                               ----------------
                                                                                                   192,040,360
---------------------------------------------------------------------------------------------------------------
ENERGY--8.5%
---------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.5%
Cameco Corp.                                                                       1,370,000        46,374,500
---------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                        378,000        31,941,000
---------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                     3,995,000       320,878,400
                                                                                               ----------------
                                                                                                   399,193,900
---------------------------------------------------------------------------------------------------------------
FINANCIALS--19.7%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.9%
Bank of New York Mellon Corp.                                                      1,370,000        63,883,100
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                     1,868,000       119,869,560
                                                                                               ----------------
                                                                                                   183,752,660
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
National City Corp. 1                                                              3,160,000        56,216,400
---------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                       870,000        33,869,100
                                                                                               ----------------
                                                                                                    90,085,500
---------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.1%
American Express Co.                                                               1,650,000        81,378,000
---------------------------------------------------------------------------------------------------------------
Capital One Financial Corp. 1                                                      1,143,000        62,647,830
                                                                                               ----------------
                                                                                                   144,025,830
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.2%
CIT Group, Inc.                                                                    3,520,000        98,419,200
---------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                    3,360,000        94,819,200
---------------------------------------------------------------------------------------------------------------
Moody's Corp. 1                                                                    2,700,000        94,473,000
                                                                                               ----------------
                                                                                                   287,711,400
---------------------------------------------------------------------------------------------------------------
INSURANCE--1.6%
Ambac Financial Group, Inc. 1                                                      2,406,100        28,199,492
---------------------------------------------------------------------------------------------------------------
MBIA, Inc. 1                                                                       3,090,000        47,895,000
                                                                                               ----------------
                                                                                                    76,094,492


                       1 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
---------------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.0%
Freddie Mac 1                                                                      4,198,000   $   127,577,220
---------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 1                                                            1,100,000        10,450,000
                                                                                               ----------------
                                                                                                   138,027,220
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.2%
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Regeneron Pharmaceuticals, Inc. 2                                                  1,700,000        34,476,000
---------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1,2                                                               1,700,000        33,541,000
                                                                                               ----------------
                                                                                                    68,017,000
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
WellPoint, Inc. 2                                                                  2,482,900       194,162,780
---------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Nektar Therapeutics 2                                                              2,500,000        17,825,000
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.1%
Roche Holding Ltd., Sponsored ADR                                                  1,980,000       180,096,840
---------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                              7,874,000       154,094,180
                                                                                               ----------------
                                                                                                   334,191,020
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.6%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.8%
Boeing Co.                                                                         2,700,000       224,586,000
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
ChoicePoint, Inc. 2                                                                2,500,000        83,225,000
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
Google, Inc., Cl. A 2                                                                 79,000        44,579,700
---------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd., Sponsored ADR 1                                         1,500,000        62,100,000
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                   5,000,001        46,400,009
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.0%
NII Holdings, Inc. 2                                                                 750,000        31,995,000
---------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                6,000,000        63,180,000
                                                                                               ----------------
                                                                                                    95,175,000
                                                                                               ----------------
Total Common Stocks (Cost $3,384,501,791)                                                        3,131,038,021

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--11.5%
---------------------------------------------------------------------------------------------------------------
Fannie Mae Nts., 4.75%, 3/12/10 1                                             $   28,010,000        29,186,280
---------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank Nts.:
4.75%, 5/7/10 1                                                                   19,660,000        20,529,149
4.80%, 4/25/11                                                                    49,010,000        51,739,808
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts., 5%, 10/15/11 1                       29,465,000        31,465,968
---------------------------------------------------------------------------------------------------------------


                       2 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5%, 5/15/37 1                                                                 $  125,000,000   $   138,564,500
STRIPS, 4.796%, 2/15/15 1,3                                                       85,362,000        67,352,240
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 10/31/12 1                                                               168,000,000       176,360,688
4.50%, 5/15/17 1                                                                  19,672,000        21,056,732
                                                                                               ----------------
Total U.S. Government Obligations (Cost $504,821,417)                                              536,255,365
---------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--19.8%
---------------------------------------------------------------------------------------------------------------
American Express Credit Corp.:
3% Nts., 5/16/08                                                                  19,460,000        19,446,125
5% Nts., Series B, 12/2/10 1                                                      34,230,000        35,120,904
---------------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10                       39,120,000        40,181,013
---------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.375% Sr. Unsec. Nts., 12/1/10                            53,980,000        55,263,159
---------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                           43,940,000        44,026,957
---------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                                         42,325,000        46,508,911
---------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.25% Nts., 2/22/11 1                                        42,690,000        44,495,744
---------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 4.75% Sr. Nts., 12/15/10 1                                       24,575,000        23,427,397
---------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
4.625% Nts., 8/3/10 1                                                             19,640,000        19,972,152
6% Nts., 2/21/12 1                                                                15,000,000        15,874,650
---------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 7.50% Bonds, 10/1/09                                          30,455,000        32,017,798
---------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10 1                             48,875,000        49,571,713
---------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10 1                          47,240,000        48,653,940
---------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                                   24,450,000        25,314,479
6% Nts., 6/15/12                                                                  19,700,000        21,030,282
---------------------------------------------------------------------------------------------------------------
General Mills, Inc., 6% Unsec. Nts., 2/15/12 1                                    44,190,000        46,448,639
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                    33,880,000        35,877,633
---------------------------------------------------------------------------------------------------------------
Household Finance Corp.:
4.125% Unsec. Nts., 11/16/09                                                      19,640,000        19,672,524
7% Sr. Unsec. Unsub. Nts., 5/15/12                                                20,000,000        21,503,440
---------------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 7% Sr. Nts., 3/15/12 1                                  24,550,000        27,214,804
---------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13 1                            10,465,000        12,243,454
---------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The), 6.875% Unsec. Unsub. Nts.,
9/15/09 1                                                                          9,820,000        10,461,383
---------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                          39,250,000        36,193,603
---------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs.,
9/1/08                                                                            19,640,000        19,956,302
---------------------------------------------------------------------------------------------------------------
U.S. Bancorp:
4.50% Sr. Nts., Series P, 7/29/10                                                 15,610,000        16,086,043
5.30% Nts., 4/28/09                                                               14,800,000        15,111,940
---------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                             24,450,000        26,548,176
7.375% Sr. Nts., 9/1/12 1                                                         15,000,000        16,864,350
---------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.375% Nts., 6/1/10 1                                             39,280,000        39,438,573
---------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.70% Nts., 7/15/11                                        48,645,000        51,759,642
---------------------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
---------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                       $    8,740,000   $     8,936,466
                                                                                               ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $896,826,668)                                925,222,196
---------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--4.6%
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank 1.85%, 2/1/08 (Cost $215,815,000)                         215,815,000       215,815,000
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $5,001,964,876)                                         4,808,330,582
---------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--18.1% 4
---------------------------------------------------------------------------------------------------------------
Undivided interest of 27.87% in joint repurchase agreement
(Principal Amount/Value $2,500,000,000, with a maturity
value of $2,500,208,333) with BNP Paribas Securities Corp., 3%, dated 1/31/08, to be repurchased at $696,689,658 on 2/1/08,
collateralized by U.S. Agency Mortgages, 0%-6%, 4/1/37-
1/1/38, with a value of $2,550,000,000 5 (Cost $696,631,606)                    696,631,606       696,631,606
---------------------------------------------------------------------------------------------------------------
Undivided interest of 7.33% in joint repurchase agreement
(Principal Amount/Value $2,000,000,000, with a maturity
value of $2,000,166,667) with Bank of America NA, 3%, dated
1/31/08, to be repurchased at $146,512,208 on 2/1/08,
collateralized by U.S. Agency Mortgages, 4%-7%, 8/1/18-
8/1/37, with a value of $2,040,000,000 (Cost $146,500,000)                       146,500,000       146,500,000
                                                                                               ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $843,131,606)                                                                         843,131,606
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $5,845,096,482)                                      121.0%    5,651,462,188
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (21.0)     (980,710,684)

                                                                              ---------------------------------
NET ASSETS                                                                             100.0%  $ 4,670,751,504
                                                                              =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See accompanying Notes.

2. Non-income producing security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

5. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be


                       4 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of January 31, 2008, the Fund had on loan securities valued at $897,012,127. Collateral of $883,025,904 was received for the loans, of which $843,131,606 was received in cash and subsequently invested in approved instruments. In addition, collateral of $39,894,298 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already


                       5 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  5,845,096,482
                                              =================

Gross unrealized appreciation                 $    281,588,737
Gross unrealized depreciation                     (475,223,031)
                                              -----------------
Net unrealized depreciation                   $   (193,634,294)
                                              =================


                       6 | OPPENHEIMER QUEST BALANCED FUND




Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--58.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.6%
--------------------------------------------------------------------------------
MEDIA--5.0%
Liberty Global, Inc., Series A 1                       758,258     $ 30,641,206
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                     1,058,628       39,380,962
                                                                   -------------
                                                                     70,022,168
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Office Depot, Inc. 1                                   255,802        3,793,544
--------------------------------------------------------------------------------
OfficeMax, Inc.                                        172,400        4,270,348
                                                                   -------------
                                                                      8,063,892
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Costco Wholesale Corp.                                 252,700       17,168,438
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.5%
ConAgra Foods, Inc.                                    259,400        5,584,882
--------------------------------------------------------------------------------
Nestle SA                                               64,931       29,019,777
                                                                   -------------
                                                                     34,604,659
--------------------------------------------------------------------------------
TOBACCO--5.4%
Altria Group, Inc. 2                                   625,600       47,432,992
--------------------------------------------------------------------------------
Loews Corp./Carolina Group 2                           326,400       26,807,232
                                                                   -------------
                                                                     74,240,224
--------------------------------------------------------------------------------
ENERGY--4.5%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.5%
BP plc, ADR                                            143,900        9,173,625
--------------------------------------------------------------------------------
Exxon Mobil Corp. 2                                    311,900       26,948,160
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                            232,400       25,828,936
                                                                   -------------
                                                                     61,950,721
--------------------------------------------------------------------------------
FINANCIALS--7.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
UBS AG 3                                               768,080       31,785,388
--------------------------------------------------------------------------------
UBS AG 3                                               422,400       17,440,896
                                                                   -------------
                                                                     49,226,284
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
American Express Co.                                   186,800        9,212,976
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.                                  273,700       12,138,595
--------------------------------------------------------------------------------
Citigroup, Inc.                                        314,600        8,878,012
                                                                   -------------
                                                                     21,016,607
--------------------------------------------------------------------------------
INSURANCE--1.4%
Everest Re Group Ltd.                                  118,600       12,060,434
--------------------------------------------------------------------------------
National Financial Partners Corp.                      211,400        7,631,540
                                                                   -------------
                                                                     19,691,974
--------------------------------------------------------------------------------
HEALTH CARE--7.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Amicus Therapeutics, Inc. 1                            452,100        4,394,412
--------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                555,100        1,909,544
--------------------------------------------------------------------------------


                  1 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                          749,800     $  4,183,884
--------------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                          484,880        5,115,484
--------------------------------------------------------------------------------
Theravance, Inc. 1                                     185,054        3,651,115
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                          827,760        3,534,535
                                                                   -------------
                                                                     22,788,974
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
Medco Health Solutions, Inc. 1                         122,400        6,129,792
--------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                449,900        6,253,610
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      103,300        8,078,060
                                                                   -------------
                                                                     20,461,462
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Abbott Laboratories                                    165,600        9,323,280
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                  530,400        9,080,448
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                               763,000       11,376,330
--------------------------------------------------------------------------------
Novartis AG, ADR                                       307,800       15,577,758
--------------------------------------------------------------------------------
Schering-Plough Corp.                                  523,500       10,244,895
                                                                   -------------
                                                                     55,602,711
--------------------------------------------------------------------------------
INDUSTRIALS--5.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Orbital Sciences Corp. 1                               212,000        4,939,600
--------------------------------------------------------------------------------
United Technologies Corp. 2                            347,600       25,517,316
                                                                   -------------
                                                                     30,456,916
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Sinomem Technology Ltd. 1                            5,596,000        3,450,690
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Siemens AG, Sponsored ADR                              148,000       19,210,400
--------------------------------------------------------------------------------
MACHINERY--1.4%
Navistar International Corp. 1                         400,800       19,805,813
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1,2                                553,900       13,570,550
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
International Business Machines Corp.                  142,800       15,328,152
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1,2                                         419,900       11,291,111
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   12,800        7,223,040
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         356,200        6,831,916
                                                                   -------------
                                                                     25,346,067
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Texas Instruments, Inc.                                510,100       15,777,393
--------------------------------------------------------------------------------
SOFTWARE--9.2%
Microsoft Corp. 2                                      914,000       29,796,400
--------------------------------------------------------------------------------
Novell, Inc. 1,2                                     1,186,600        7,546,776
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       522,100       11,496,642
--------------------------------------------------------------------------------


                  2 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------

                                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Take-Two Interactive Software, Inc. 1,2,4                           4,722,550     $   77,638,722
                                                                                  ---------------
                                                                                     126,478,540
-------------------------------------------------------------------------------------------------
MATERIALS--2.9%
-------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Lubrizol Corp. (The)                                                   75,100          3,951,011
-------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
Texas Industries, Inc.                                                 80,400          4,556,268
-------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                   51,800          4,064,228
                                                                                  ---------------
                                                                                       8,620,496
-------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
Carpenter Technology Corp.                                            153,200          9,443,248
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                             548,100         14,267,043
-------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA                                 80,000          3,888,573
                                                                                  ---------------
                                                                                      27,598,864
-------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
-------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
AT&T, Inc.                                                            415,700         16,000,293
-------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                                   799,400          8,417,682
-------------------------------------------------------------------------------------------------
UTILITIES--1.0%
-------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
AES Corp. (The) 1,2                                                   468,800          8,944,704
-------------------------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                                 624,500          4,383,990
                                                                                  ---------------
                                                                                      13,328,694
                                                                                  ---------------
Total Common Stocks (Cost $724,421,247)                                              811,392,651

                                                                    PRINCIPAL
                                                                       AMOUNT
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.8%
-------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2006-ASAP5,
Cl. M1, 3.656%, 10/25/36 5                                       $  3,400,000          1,691,620
-------------------------------------------------------------------------------------------------
Bear Stearns Asset Backed Securities I Trust 2006-HE7, Asset-
Backed Certificates, Series 2006-HE7,
Cl. 1M1, 3.776%, 9/25/36 5                                          4,062,000          2,098,571
-------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-HE4, Mtg. Pass-
Through Certificates, Series 2006-HE4, Cl. M2, 3.656%,
11/25/36 5                                                          2,500,000            943,810
-------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC4, Mtg. Pass-
Through Certificates, Series 2006-NC4, Cl. M2, 3.676%,
6/25/36 5                                                           2,500,000            981,673
-------------------------------------------------------------------------------------------------
RASC Series 2006-EMX4 Trust, Home Equity Mtg. Asset-
Backed Pass-Through Certificates, Series 2006-EMX4, Cl. M1,
3.656%, 6/25/36 5                                                   4,000,000          2,261,432
-------------------------------------------------------------------------------------------------
RASC Series 2006-EMX7 Trust, Home Equity Mtg. Asset-
Backed Pass-Through Certificates, Series 2006-EMX7, Cl. M2,
3.686%, 8/25/36 5                                                   3,500,000          1,784,323
-------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL
                                                                       AMOUNT              VALUE
-------------------------------------------------------------------------------------------------
RASC Series 2006-EMX9 Trust, Home Equity Mtg. Asset-
Backed Pass-Through Certificates, Series 2006-EMX9, Cl. M1,
3.686%, 11/25/36 5                                               $  3,400,000     $    1,777,504
                                                                                  ---------------
Total Asset-Backed Securities (Cost $13,346,851)                                      11,538,933

-------------------------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS--0.2%
-------------------------------------------------------------------------------------------------
Fremont Home Loan Trust 2006-C, Mtg.-Backed Certificates,
Series 2006-C, Cl. M1, 3.676%, 10/25/36 5 (Cost $2,501,833)         5,000,000          2,410,698
-------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS AND NOTES--0.3%
-------------------------------------------------------------------------------------------------
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $3,692,000)       3,692,000          3,687,385

-------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.9%
-------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 8.778%,
8/10/11 5,6                                                         3,000,000          3,060,000
-------------------------------------------------------------------------------------------------
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 6.91%,
6/28/10 5,6                                                         1,000,000          1,007,125
-------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts.,
Cl. A-I, 12.40%, 6/6/08 5,7                                         3,000,000          3,021,600
-------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Cl. A-I,
10.40%, 6/6/08 5,6                                                  3,000,000          3,032,400
-------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I,
9.40%, 6/6/08 5,6                                                   3,000,000          3,013,500
                                                                                  ---------------
Total Structured Securities (Cost $12,999,998)                                        13,134,625

                                       EXPIRATION    STRIKE
                                             DATE     PRICE         CONTRACTS
-------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
-------------------------------------------------------------------------------------------------
CarMax, Inc. Put 1
(Cost $1,116,560)                         7/21/08      $20              3,322            996,600

                                                                       SHARES
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--46.0%
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 4.54% 4,8
(Cost $635,066,127)                                               635,066,127        635,066,127
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $1,393,144,616)                                                   107.0%     1,478,227,019
-------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (7.0)       (97,308,498)

                                                               ----------------------------------
NET ASSETS                                                              100.0%    $1,380,918,521
                                                               ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. All or a portion of the security was segregated by the Fund in the amount of $267,792,912, which represented 105.79% of the market value of securities sold short. See accompanying Notes.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                  4 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                    SHARES         GROSS          GROSS             SHARES
                                                          OCTOBER 31, 2007     ADDITIONS     REDUCTIONS   JANUARY 31, 2008
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             393,707,214   415,731,364    174,372,451        635,066,127
Take-Two Interactive Software, Inc.                              4,722,550            --             --          4,722,550

                                                                                                                  DIVIDEND
                                                                                                  VALUE             INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $635,066,127   $      5,152,541
Take-Two Interactive Software, Inc.                                                          77,638,722                 --
                                                                                           --------------------------------
                                                                                           $712,704,849   $      5,152,541
                                                                                           ================================

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,113,025 or 0.73% of the Fund's net assets as of January 31, 2008.

7. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $3,021,600, which represents 0.22% of the Fund's net assets. See accompanying Notes.

8. Rate shown is the 7-day yield as of January 31, 2008.

                                                                      SHARES
                                                                  SOLD SHORT               VALUE
-------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--(18.3)%
-------------------------------------------------------------------------------------------------
Alcon, Inc.                                                          (37,660)   $     (5,347,720)
-------------------------------------------------------------------------------------------------
Fidelity NASDAQ Composite Index-Tracking Stock                    (1,403,600)       (131,110,276)
-------------------------------------------------------------------------------------------------
PowerShares QQQ                                                   (1,582,200)        (71,357,220)
-------------------------------------------------------------------------------------------------
Standard & Poor's Depositary Receipts Trust Series 1                (330,000)        (45,332,100)
                                                                                -----------------
Total Securities Sold Short (Proceeds $236,121,324)                             $   (253,147,316)
                                                                                =================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JANUARY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                         BUY/SELL   NOTIONAL         PAY/
                                           CREDIT     AMOUNT      RECEIVE   TERMINATION   PREMIUM PAID/
SWAP COUNTERPARTY   REFERENCE ENTITY   PROTECTION     (000S)   FIXED RATE          DATE      (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG,
London Branch:
                    Custom basket of
                    Asset-Backed
                    Securities                Buy   $ 60,000        3.244%     11/25/39   $          --   $ 48,816,594
                    Custom basket of
                    Asset-Backed
                    Securities               Sell     20,000       15.423       4/25/36              --    (19,042,616)
                    Custom basket of
                    Asset-Backed
                    Securities                Buy    106,000        2.910       4/25/36              --     62,577,493
                    Custom basket of
                    Asset-Backed
                    Securities               Sell     20,500       19.250       7/25/45              --    (19,438,041)
                    Custom basket of
                    Asset-Backed
                    Securities                Buy    120,913        3.150       7/25/45              --     75,874,115
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers
International       CDX.NA.IG.8
(Europe)            Index                     Buy     10,000        2.870       6/20/14              --      1,822,085
                                                                                          -----------------------------
                                                                                          $          --   $150,609,630
                                                                                          =============================


                  5 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities in the annual and semiannual reports. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                  6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended January 31, 2008 was as follows:

                                                   PUT OPTIONS
                                       ------------------------
                                       NUMBER OF     AMOUNT OF
                                       CONTRACTS      PREMIUMS
---------------------------------------------------------------
Options outstanding as of
October 31, 2007                           6,568   $   949,389
Options closed or expired                   (550)      (61,598)
Options exercised                         (6,018)     (887,791)
                                       ------------------------
Options outstanding as of
January 31, 2008                              --   $        --
                                       ========================


                  7 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and seemiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                 $ 1,398,316,761
Federal tax cost of other investments             (236,121,324)
                                               ----------------
Total federal tax cost                         $ 1,162,195,437
                                               ================

Gross unrealized appreciation                  $   336,683,164
Gross unrealized depreciation                     (123,189,268)
                                               ----------------
Net unrealized appreciation                    $   213,493,896
                                               ================


                  9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND




Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Goodyear Tire & Rubber Co. (The) 1                 3,000,000   $     75,510,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
Gaylord Entertainment Co., Cl. A 1                 1,300,000         37,947,000
--------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                          1,100,000         41,558,000
--------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                          50,000          2,607,500
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                     2,325,000         42,431,250
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                    1,200,000         28,560,000
                                                               -----------------
                                                                    153,103,750
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Jarden Corp. 1                                     1,400,000         35,056,000
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Mattel, Inc.                                       2,000,000         42,020,000
--------------------------------------------------------------------------------
MEDIA--3.0%
Cinemark Holdings, Inc.                            1,500,000         21,450,000
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                   1,400,000         56,574,000
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                   1,400,000         52,080,000
                                                               -----------------
                                                                    130,104,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Advance Auto Parts, Inc.                           1,450,000         51,736,000
--------------------------------------------------------------------------------
OfficeMax, Inc.                                    2,000,000         49,540,000
                                                               -----------------
                                                                    101,276,000
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Longs Drug Stores, Inc.                              425,000         19,554,250
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                             2,000,000         58,120,000
                                                               -----------------
                                                                     77,674,250
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.1%
Chiquita Brands International, Inc. 1              1,800,000         33,624,000
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                3,225,000         69,434,250
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                       1,200,000         29,316,000
                                                               -----------------
                                                                    132,374,250
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Herbalife Ltd.                                     1,050,000         41,664,000
--------------------------------------------------------------------------------
ENERGY--8.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Exterran Holdings, Inc. 1                            625,000         40,775,000
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                       400,000         24,092,000
--------------------------------------------------------------------------------
Weatherford International Ltd. 1                     600,000         37,086,000
                                                               -----------------
                                                                    101,953,000
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.7%
Capital Product Partners LP 2                      1,000,000         20,500,000
--------------------------------------------------------------------------------
Delta Petroleum Corp. 1                            2,000,000         40,100,000
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     675,000         49,639,500
--------------------------------------------------------------------------------


                  1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------
Peabody Energy Corp.                                 750,000   $     40,515,000
--------------------------------------------------------------------------------
Range Resources Corp.                              1,000,000         52,220,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                         650,000         40,430,000
                                                               -----------------
                                                                    243,404,500
--------------------------------------------------------------------------------
FINANCIALS--20.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Affiliated Managers Group, Inc. 1                    550,000         54,070,500
--------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                1,000,000         46,970,000
                                                               -----------------
                                                                    101,040,500
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Colonial BancGroup, Inc. (The)                     2,900,000         45,530,000
--------------------------------------------------------------------------------
East West Bancorp, Inc.                            1,650,000         39,699,000
--------------------------------------------------------------------------------
Sterling Financial Corp., Western US               2,000,000         35,580,000
                                                               -----------------
                                                                    120,809,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Liberty Acquisition Holdings Corp. 1,2             5,000,000         52,000,000
--------------------------------------------------------------------------------
Trian Acquisition I Corp. 1,2                      4,500,000         45,630,000
                                                               -----------------
                                                                     97,630,000
--------------------------------------------------------------------------------
INSURANCE--8.5%
ACE Ltd.                                             975,000         56,881,500
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                850,000         86,436,500
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A         2,300,000         45,287,000
--------------------------------------------------------------------------------
National Financial Partners Corp. 2                2,200,000         79,420,000
--------------------------------------------------------------------------------
Protective Life Corp.                              1,800,000         71,532,000
--------------------------------------------------------------------------------
Validus Holdings Ltd. 1                              908,640         22,125,384
                                                               -----------------
                                                                    361,682,384
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.4%
BioMed Realty Trust, Inc.                          1,000,000         23,080,000
--------------------------------------------------------------------------------
DuPont Fabros Technology, Inc.                       750,000         12,922,500
--------------------------------------------------------------------------------
General Growth Properties, Inc.                      625,000         22,825,000
--------------------------------------------------------------------------------
SL Green Realty Corp.                                500,000         46,405,000
                                                               -----------------
                                                                    105,232,500
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
NewAlliance Bancshares, Inc. 2                     6,000,000         73,800,000
--------------------------------------------------------------------------------
HEALTH CARE--6.5%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Hospira, Inc. 1                                    1,675,000         68,859,250
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Community Health Systems, Inc. 1                   1,500,000         48,150,000
--------------------------------------------------------------------------------
DaVita, Inc. 1                                     1,000,000         53,350,000
--------------------------------------------------------------------------------
Health Net, Inc. 1                                 1,650,000         76,708,500
                                                               -----------------
                                                                    178,208,500
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Thermo Fisher Scientific, Inc. 1                     200,000         10,298,000
--------------------------------------------------------------------------------


                  2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Waters Corp. 1                                       352,000   $     20,222,400
                                                               -----------------
                                                                     30,520,400
--------------------------------------------------------------------------------
INDUSTRIALS--12.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Goodrich Corp.                                       825,000         51,603,750
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.4%
Atlas Air Worldwide Holdings, Inc. 1,2             1,200,000         59,928,000
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.7%
Foster Wheeler Ltd. 1                                300,000         20,541,000
--------------------------------------------------------------------------------
Granite Construction, Inc.                         2,000,000         76,140,000
--------------------------------------------------------------------------------
KBR, Inc. 1                                          600,000         18,954,000
                                                               -----------------
                                                                    115,635,000
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
AMETEK, Inc.                                       1,100,000         48,444,000
--------------------------------------------------------------------------------
MACHINERY--4.5%
Joy Global, Inc.                                     900,000         56,745,000
--------------------------------------------------------------------------------
Kaydon Corp.                                       1,150,000         50,243,500
--------------------------------------------------------------------------------
Navistar International Corp. 1                     1,750,000         86,477,475
                                                               -----------------
                                                                    193,465,975
--------------------------------------------------------------------------------
MARINE--1.2%
Eagle Bulk Shipping, Inc.                          2,050,000         50,676,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
ADC Telecommunications, Inc. 1                     2,300,000         34,017,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Agilent Technologies, Inc. 1                       1,750,000         59,342,500
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                              1,300,000         51,922,000
                                                               -----------------
                                                                    111,264,500
--------------------------------------------------------------------------------
IT SERVICES--1.6%
Affiliated Computer Services, Inc., Cl. A 1        1,400,000         68,250,000
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
ASML Holding NV 1                                  1,500,000         39,885,000
--------------------------------------------------------------------------------
Lam Research Corp. 1                               1,050,000         40,309,500
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                    1,500,000         17,805,000
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    2,000,000         39,320,000
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
Inc. 1                                             1,375,000         44,288,750
                                                               -----------------
                                                                    181,608,250
--------------------------------------------------------------------------------
SOFTWARE--5.2%
Amdocs Ltd. 1                                      1,500,000         49,635,000
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                            1,000,000         47,370,000
--------------------------------------------------------------------------------
McAfee, Inc. 1                                     2,100,000         70,686,000
--------------------------------------------------------------------------------
THQ, Inc. 1                                        3,000,000         54,030,000
                                                               -----------------
                                                                    221,721,000


                  3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
MATERIALS--6.9%
--------------------------------------------------------------------------------
CHEMICALS--4.3%
Albemarle Corp.                                    1,500,000   $     54,390,000
--------------------------------------------------------------------------------
Eastman Chemical Co.                                 400,000         26,428,000
--------------------------------------------------------------------------------
FMC Corp.                                            925,000         49,173,000
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                               1,000,000         52,610,000
                                                               -----------------
                                                                    182,601,000
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.2%
Texas Industries, Inc.                               900,000         51,003,000
--------------------------------------------------------------------------------
METALS & MINING--1.4%
Carpenter Technology Corp.                         1,000,000         61,640,000
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
Crown Castle International Corp. 1                   600,000         21,714,000
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                               1,250,000         53,325,000
--------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                           260,956          4,120,495
                                                               -----------------
                                                                     79,159,495
--------------------------------------------------------------------------------
UTILITIES--8.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Cleco Corp.                                        2,000,000         51,700,000
--------------------------------------------------------------------------------
ENERGY TRADERS--4.5%
AES Corp. (The) 1                                  2,800,000         53,424,000
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                              6,000,000         42,120,000
--------------------------------------------------------------------------------
Mirant Corp. 1                                     1,275,000         46,971,000
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                 1,300,000         50,167,000
                                                               -----------------
                                                                    192,682,000
--------------------------------------------------------------------------------
GAS UTILITIES--1.3%
Southern Union Co.                                 2,000,000         54,360,000
--------------------------------------------------------------------------------
MULTI-UTILITIES--1.8%
CMS Energy Corp.                                   5,000,000         78,350,000
                                                               -----------------
Total Common Stocks (Cost $4,142,910,391)                         4,160,031,254
--------------------------------------------------------------------------------
INVESTMENT COMPANY--3.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.54% 2,3 (Cost $137,927,292)             137,927,292        137,927,292
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $4,280,837,683)                                  100.6%     4,297,958,546
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.6)       (24,759,281)
                                                 -------------------------------
NET ASSETS                                             100.0%  $  4,273,199,265
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


                  4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES           GROSS            GROSS             SHARES
                                                             OCTOBER 31, 2007       ADDITIONS       REDUCTIONS   JANUARY 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc.                                    540,000         660,000               --          1,200,000
Capital Product Partners LP                                         1,000,000              --               --          1,000,000
Chiquita Brands International, Inc. a                               2,250,000              --          450,000          1,800,000
Cleco Corp. a                                                       3,000,000              --        1,000,000          2,000,000
Greenbrier Cos., Inc.                                               1,600,000              --        1,600,000                 --
Information Services Group, Inc.                                    2,300,000              --        2,300,000                 --
Liberty Acquisition Holdings Corp.                                         --       5,000,000               --          5,000,000
National Financial Partners Corp.                                   1,475,000         750,387           25,387          2,200,000
NewAlliance Bancshares, Inc.                                        5,000,000       1,000,000               --          6,000,000
Oppenheimer Institutional Money Market Fund, Cl. E                125,541,232     512,017,949      499,631,889        137,927,292
Pantry, Inc. (The)                                                  1,800,000         208,700            8,700          2,000,000
Trian Acquisition I Corp.                                                  --       4,500,000               --          4,500,000
Vanda Pharmaceuticals, Inc.                                         1,600,000              --        1,600,000                 --

                                                                                                      DIVIDEND           REALIZED
                                                                                        VALUE           INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc.                                              $  59,928,000    $          --   $             --
Capital Product Partners LP                                                        20,500,000          385,000                 --
Chiquita Brands International, Inc. a                                                      -- b             --          1,961,463
Cleco Corp. a                                                                              -- b        450,000           (539,786)
Greenbrier Cos., Inc.                                                                      --          256,000        (15,174,196)
Information Services Group, Inc.                                                           --               --          2,155,161
Liberty Acquisition Holdings Corp.                                                 52,000,000               --                 --
National Financial Partners Corp.                                                  79,420,000          372,798            (82,032)
NewAlliance Bancshares, Inc.                                                       73,800,000          335,192                 --
Oppenheimer Institutional Money Market Fund, Cl. E                                137,927,292        2,026,245                 --
Pantry, Inc. (The)                                                                 58,120,000               --           (191,276)
Trian Acquisition I Corp.                                                          45,630,000               --                 --
Vanda Pharmaceuticals, Inc.                                                                --               --        (31,760,780)
                                                                                --------------------------------------------------
                                                                                $ 527,325,292    $   3,825,235   $    (43,631,446)
                                                                                ==================================================

a. No longer an affiliate as of January 31, 2008.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3. Rate shown is the 7-day yield as of January 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


                  5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $  4,295,244,080
                                              =================

Gross unrealized appreciation                 $    413,986,684
Gross unrealized depreciation                     (411,272,218)
                                              -----------------
Net unrealized appreciation                   $      2,714,466
                                              =================


                  7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008